Consolidated Statements Of Changes In Equity	KRW (₩)	USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Accumulated other comprehensive income KRW (₩)	Accumulated other comprehensive income USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Treasury shares KRW (₩)	Treasury shares USD ($)	Non-controlling interest KRW (₩)	Non-controlling interest USD ($)
Balance at beginnig at Dec. 31, 2014	₩ 27,512,672,000,000		₩ 1,931,758,000,000		₩ 15,854,510,000,000		₩ 461,679,000,000		₩ 9,067,145,000,000				₩ 197,580,000,000
Comprehensive income
Profit for the year	1,727,306,000,000		0		0				1,698,318,000,000				28,988,000,000
Remeasurements of net defined benefit liabilities	(22,906,000,000)		0		0		(23,062,000,000)		0				156,000,000
Exchange differences on translating foreign operations	45,143,000,000		0		0		45,143,000,000		0				0
Change in value of financial investments	(28,969,000,000)		0		0		(28,862,000,000)		0				(107,000,000)
Share Of Other Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method	222,000,000		0		0		222,000,000		0				0
Cash flow hedges	725,000,000		0		0		601,000,000		0				124,000,000
Losses on hedges of a net investment in a foreign operation	(25,477,000,000)		0		0		(25,477,000,000)		0				0
Total comprehensive income for the year	1,696,044,000,000		0		0		(31,435,000,000)		1,698,318,000,000				29,161,000,000
Transactions with shareholders
Dividends paid to shareholders of the parent company	(305,994,000,000)		0		0		0		(301,354,000,000)				(4,640,000,000)
Total transactions with shareholders	(305,994,000,000)		0		0		0		(301,354,000,000)				(4,640,000,000)
Balance at ending at Dec. 31, 2015	28,902,722,000,000		1,931,758,000,000		15,854,510,000,000		430,244,000,000		10,464,109,000,000		₩ 0		222,101,000,000
Comprehensive income
Profit for the year	2,190,180,000,000		0		0		0		2,143,744,000,000		0		46,436,000,000
Remeasurements of net defined benefit liabilities	12,671,000,000		0		0		12,821,000,000		0		0		(150,000,000)
Exchange differences on translating foreign operations	20,148,000,000		0		0		20,148,000,000		0		0		0
Change in value of financial investments	(47,871,000,000)		0		0		(47,794,000,000)		0		0		(77,000,000)
Share Of Other Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method	(7,093,000,000)		0		0		(7,093,000,000)		0		0		0
Cash flow hedges	4,303,000,000		0		0		4,098,000,000		0		0		205,000,000
Losses on hedges of a net investment in a foreign operation	(7,095,000,000)		0		0		(7,095,000,000)		0		0		0
Total comprehensive income for the year	2,165,243,000,000		0		0		(24,915,000,000)		2,143,744,000,000		0		46,414,000,000
Transactions with shareholders
Dividends paid to shareholders of the parent company	(383,781,000,000)		0		0		0		(378,625,000,000)		0		(5,156,000,000)
Disposal of treasury shares	(721,973,000,000)		0		0		0		0		(721,973,000,000)		0
Issue of ordinary shares related to business combination	1,301,159,000,000		158,800,000,000		1,142,359,000,000		0		0		0		0
Others	(1,967,000,000)		0		(1,967,000,000)		0		0		0		0
Total transactions with shareholders	193,438,000,000		158,800,000,000		1,140,392,000,000		0		(378,625,000,000)		(721,973,000,000)		(5,156,000,000)
Balance at ending at Dec. 31, 2016	31,261,403,000,000	$ 29,286,882,000	2,090,558,000,000	$ 1,958,515,000	16,994,902,000,000	$ 15,921,476,000	405,329,000,000	$ 379,728,000	12,229,228,000,000	$ 11,456,810,000	(721,973,000,000)	$ (676,372,000)	263,359,000,000	$ 246,725,000
Comprehensive income
Profit for the year	3,343,461,000,000	3,132,282,000	0	0	0	0	0	0	3,311,438,000,000	3,102,282,000	0	0	32,023,000,000	30,000,000
Remeasurements of net defined benefit liabilities	22,605,000,000	21,177,000	0	0	0	0	22,685,000,000	21,252,000	0	0	0	0	(80,000,000)	(75,000)
Exchange differences on translating foreign operations	(110,037,000,000)	(103,086,000)	0	0	0	0	(109,727,000,000)	(102,796,000)	0	0	0	0	(310,000,000)	(290,000)
Change in value of financial investments	89,117,000,000	83,488,000	0	0	0	0	86,176,000,000	80,733,000	0	0	0	0	2,941,000,000	2,755,000
Share Of Other Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method	100,735,000,000	94,372,000	0	0	0	0	100,735,000,000	94,372,000	0	0	0	0	0	0
Cash flow hedges	20,959,000,000	19,635,000	0	0	0	0	21,055,000,000	19,725,000	0	0	0	0	(96,000,000)	(90,000)
Losses on hedges of a net investment in a foreign operation	26,614,000,000	24,933,000	0	0	0	0	26,614,000,000	24,933,000	0	0	0	0	0	0
Other comprehensive income of separate account	(13,767,000,000)	(12,897,000)	0	0	0	0	(13,692,000,000)	(12,827,000)	0	0	0	0	(75,000,000)	(70,000)
Transfer to other accounts	0	0	0	0	0	0	(1,507,000,000)	(1,412,000)	1,507,000,000	1,412,000	0	0	0	0
Total comprehensive income for the year	3,479,687,000,000	3,259,904,000	0	0	0	0	132,339,000,000	123,980,000	3,312,945,000,000	3,103,694,000	0	0	34,403,000,000	32,230,000
Transactions with shareholders
Dividends paid to shareholders of the parent company	(503,125,000,000)	(471,346,000)	0	0	0	0	0	0	(497,969,000,000)	(466,516,000)	0	0	(5,156,000,000)	(4,830,000)
Disposal of treasury shares	255,263,000,000	239,140,000	0	0	87,212,000,000	81,704,000	0	0	0	0	168,051,000,000	157,436,000	0	0
Acquisition of treasury shares	(202,051,000,000)	(189,289,000)	0	0	0	0	0	0	0	0	(202,051,000,000)	(189,289,000)	0	0
Changes in interest in subsidiaries	(247,450,000,000)	(231,821,000)	0	0	41,352,000,000	38,740,000	0	0	0	0	0	0	(288,802,000,000)	(270,561,000)
Others	1,102,000,000	1,032,000	0	0	(1,238,000,000)	(1,160,000)	0	0	0	0	0	0	2,340,000,000	2,192,000
Total transactions with shareholders	(696,261,000,000)	(652,284,000)	0	0	127,326,000,000	119,284,000	0	0	(497,969,000,000)	(466,516,000)	(34,000,000,000)	(31,853,000)	(291,618,000,000)	(273,199,000)
Balance at ending at Dec. 31, 2017	₩ 34,044,829,000,000	$ 31,894,502,000	₩ 2,090,558,000,000	$ 1,958,515,000	₩ 17,122,228,000,000	$ 16,040,760,000	₩ 537,668,000,000	$ 503,708,000	₩ 15,044,204,000,000	$ 14,093,988,000	₩ (755,973,000,000)	$ (708,225,000)	₩ 6,144,000,000	$ 5,756,000